Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of Restricted Cash and Cash Equivalents [line items]
Unclaimed dividends	₨ 941	$ 13	₨ 960
Escrow deposits	19	0	80
Redeemable preference shares [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Unclaimed redeemable preference shares	₨ 19	$ 0	₨ 19